Offerings - Offering: 1	Aug. 27, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 50,271,966.84
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,942.56
Offering Note	Calculated as the aggregate maximum purchase price for Class S common shares of beneficial interest, par value $0.01 per share, of KKR FS Income Trust Select ("Shares"), based upon the net asset value per Share as of July 31, 2026 of $24.82. This amount is based upon the offer to purchase up to 2,025,462 Shares. Calculated at $138.10 per $1,000,000.00 of the Transaction Valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), as modified by Filing Fee Rate Advisory for Fiscal Year 2026. An aggregate fee of $7,026.02 was submitted with the filing of the Schedule TO-I by KKR FS Income Trust Select on June 1, 2026 (the "June 2026 Schedule TO-I"). The final transaction fee due pursuant to the final amendment to the June 2026 Schedule TO-I filed on July 24, 2026 was $4,777.89, as $34,597,347.42 in aggregate value of Shares were tendered in connection with the related tender offer. Pursuant to Rule 0-11(a)(2) under the Exchange Act, a portion of the remaining $2,248.13of the filing fee paid in connection with the June 2026 Schedule TO-I was used to offset a portion of the filing fee in connection with this Schedule TO-I.